Transactions with Related Parties - Statement of Operations (Tables) (Details) In Thousands, unless otherwise specified	12 Months Ended																								1 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Sigma and Blue Fin pool [Member] USD ($)	Dec. 31, 2010 Sigma and Blue Fin pool [Member] USD ($)	Dec. 31, 2009 Sigma and Blue Fin pool [Member] USD ($)	Dec. 31, 2011 TMS Tankers [Member] USD ($)	Dec. 31, 2010 TMS Tankers [Member] USD ($)	Dec. 31, 2009 TMS Tankers [Member] USD ($)	Dec. 31, 2011 TMS Bulkers [Member] USD ($)	Dec. 31, 2010 TMS Bulkers [Member] USD ($)	Dec. 31, 2009 TMS Bulkers [Member] USD ($)	Dec. 31, 2011 Fabiana [Member] USD ($)	Dec. 31, 2010 Fabiana [Member] USD ($)	Dec. 31, 2009 Fabiana [Member] USD ($)	Dec. 31, 2011 Vivid [Member] USD ($)	Dec. 31, 2010 Vivid [Member] USD ($)	Dec. 31, 2009 Vivid [Member] USD ($)	Dec. 31, 2011 Cardiff Marine [Member] USD ($)	Dec. 31, 2010 Cardiff Marine [Member] USD ($)	Dec. 31, 2009 Cardiff Marine [Member] USD ($)	Dec. 31, 2011 Tms Dry [Member] USD ($)	Dec. 31, 2010 Tms Dry [Member] USD ($)	Dec. 31, 2009 Tms Dry [Member] USD ($)	Jan. 21, 2009 Chairman, President and Chief Executive Officer. USD ($)	Jan. 21, 2009 Chairman, President and Chief Executive Officer. EUR (€)	Dec. 31, 2011 Chairman, President and Chief Executive Officer. USD ($)	Dec. 31, 2010 Chairman, President and Chief Executive Officer. USD ($)	Dec. 31, 2009 Chairman, President and Chief Executive Officer. USD ($)	Dec. 31, 2009 Related Party [Member] USD ($)
Voyage Revenues	$ 378,013	$ 457,804	$ 444,385	$ 12,655
Voyage expenses	(20,573)	(27,433)	(28,779)				(158)			(4,420)										(5,614)	(5,437)	(236)
Contract termination fees and forfeiture of vessel deposits	0	0	(259,459)																											(25,350)
Gain on sale of assets-commisions										1,166										(772)	(308)
General and Administrative Expense [Abstract]
Officers' Compensation														(7,598)	(2,802)										(7,000)	(5,000)
Professional and Contract Services Expense							(2,293)			(26,771)										(20,139)	(17,941)	(1,602)
Professional Fees																				(1,983)	(3,056)
Rent	(29)	(12)	(13)
Amortization of CEO stock based compensation	(26,568)	(24,200)	(38,071)																								(26,447)	(24,009)	(37,804)
Professional/Financial Fees																$ (5,958)	$ (1,700)